STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income
Interest income	$ 5,610	$ 2,969
Other income	55,601	27,005
Total income	61,211	29,974
Share of income from operating limited partnerships	1,127,941	402,562
Expenses
Professional fees	116,263	152,076
Partnership management fee	196,682	333,848
General and administrative expenses	118,425	212,439
Operating expenses	431,370	698,363
NET INCOME (LOSS)	757,782	(265,827)
Net income (loss) allocated to general partner	7,577	(2,658)
Net income (loss) allocated to limited partners	$ 750,205	$ (263,169)
Net income (loss) per BAC (in dollars per share)	$ 0.03	$ (0.01)
Series 15 [Member]
Income
Interest income	$ 600	$ 279
Other income	321	321
Total income	921	600
Share of income from operating limited partnerships	265,241	16,000
Expenses
Professional fees	24,161	32,907
Partnership management fee	29,382	24,931
General and administrative expenses	22,082	39,374
Operating expenses	75,625	97,212
NET INCOME (LOSS)	190,537	(80,612)
Net income (loss) allocated to general partner	1,905	(806)
Net income (loss) allocated to limited partners	$ 188,632	$ (79,806)
Net income (loss) per BAC (in dollars per share)	$ 0.05	$ (0.02)
Series 16 [Member]
Income
Interest income	$ 1,293	$ 1,031
Other income	2,080	603
Total income	3,373	1,634
Share of income from operating limited partnerships	262,894	316,084
Expenses
Professional fees	29,668	33,916
Partnership management fee	82,408	120,878
General and administrative expenses	28,326	50,610
Operating expenses	140,402	205,404
NET INCOME (LOSS)	125,865	112,314
Net income (loss) allocated to general partner	1,259	1,123
Net income (loss) allocated to limited partners	$ 124,606	$ 111,191
Net income (loss) per BAC (in dollars per share)	$ 0.02	$ 0.02
Series 17 [Member]
Income
Interest income	$ 1,846	$ 1,104
Other income	11,958	7,500
Total income	13,804	8,604
Share of income from operating limited partnerships	22,000	70,478
Expenses
Professional fees	22,700	35,993
Partnership management fee	(2,045)	75,151
General and administrative expenses	24,610	46,050
Operating expenses	45,265	157,194
NET INCOME (LOSS)	(9,461)	(78,112)
Net income (loss) allocated to general partner	(95)	(781)
Net income (loss) allocated to limited partners	$ (9,366)	$ (77,331)
Net income (loss) per BAC (in dollars per share)	$ (0.00)	$ (0.02)
Series 18 [Member]
Income
Interest income	$ 1,473	$ 248
Other income	41,159	16,933
Total income	42,632	17,181
Share of income from operating limited partnerships	508,704	0
Expenses
Professional fees	21,770	26,654
Partnership management fee	55,827	79,966
General and administrative expenses	21,503	35,483
Operating expenses	99,100	142,103
NET INCOME (LOSS)	452,236	(124,922)
Net income (loss) allocated to general partner	4,522	(1,249)
Net income (loss) allocated to limited partners	$ 447,714	$ (123,673)
Net income (loss) per BAC (in dollars per share)	$ 0.12	$ (0.03)
Series 19 [Member]
Income
Interest income	$ 398	$ 307
Other income	83	1,648
Total income	481	1,955
Share of income from operating limited partnerships	69,102	0
Expenses
Professional fees	17,964	22,606
Partnership management fee	31,110	32,922
General and administrative expenses	21,904	40,922
Operating expenses	70,978	96,450
NET INCOME (LOSS)	(1,395)	(94,495)
Net income (loss) allocated to general partner	(14)	(945)
Net income (loss) allocated to limited partners	$ (1,381)	$ (93,550)
Net income (loss) per BAC (in dollars per share)	$ (0.00)	$ (0.02)